Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated April 3, 2020

The purpose of this supplement is to amend the current Statutory Prospectus of the Fund listed below:

Invesco Oppenheimer Short Term Municipal Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Statutory Prospectus and retain it for future reference.
The following sentence replaces in its entirety the first sentence of the second paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities.
The third paragraph found under the heading “Fund Summary – Principal Investment Strategies of the Fund” is hereby removed.
The following sentence replaces in its entirety the first sentence of the sixth paragraph found under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund will not invest more than 15% of its total assets in municipal securities issued by the government of a single state, its political sub-divisions or the District of Columbia, U.S. territory, commonwealth or possession, or their agencies, instrumentalities and authorities.
The following paragraphs are added after Fixed-Income Market Risks under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Invesco Oppenheimer Short Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated April 3, 2020

The purpose of this supplement is to amend the current Statutory Prospectus of the Fund listed below:

Invesco Oppenheimer Short Term Municipal Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Statutory Prospectus and retain it for future reference.
The following sentence replaces in its entirety the first sentence of the second paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities.
The third paragraph found under the heading “Fund Summary – Principal Investment Strategies of the Fund” is hereby removed.
The following sentence replaces in its entirety the first sentence of the sixth paragraph found under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund will not invest more than 15% of its total assets in municipal securities issued by the government of a single state, its political sub-divisions or the District of Columbia, U.S. territory, commonwealth or possession, or their agencies, instrumentalities and authorities.
The following paragraphs are added after Fixed-Income Market Risks under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.